INCOME TAXES - Temporary Differences and Their Related Tax Effect (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Deferred Income Tax Expense Benefit Continuing Operations [Abstract]
Deferred loan fees and costs	$ 201	$ (28)	$ 3
Accrued interest receivable	405	410	(522)
Tax depreciation vs. book depreciation	(121)	97	132
Basis difference on investments		(5)	2
Loan loss reserves	6,546	(237)	(1,661)
Mark-to-market adjustment	(1,180)	935	149
Mortgage servicing rights			(64)
Impairment loss on investment in LLCs		(74)
Accrued expenses	1,511	(845)	(1,732)
Other	(202)	(114)	(40)
Deferred Income Tax Expense Benefit	$ 7,160	$ 139	$ (3,733)